Summary of Net Income (Loss) by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental income	$ 2,978	$ 2,341	$ 136
Total net (loss) income attributable to Nam Tai shareholders	(12,528)	(5,416)	5,259
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental income	2,978	2,341	136
Total net (loss) income attributable to Nam Tai shareholders	53	812	6,456
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net (loss) income attributable to Nam Tai shareholders	$ (12,581)	$ (6,228)	$ (1,197)